UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

FORM N-Q

DECEMBER 31, 2018

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited)	December 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 101.6%
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.3%
China Communications Services Corp. Ltd., Class H Shares	1,215,295	$1,008,403	(a)

Entertainment - 2.6%
DeNA Co., Ltd.	44,749	744,661	(a)
Entertainment One Ltd.	255,320	1,155,870	(a)

Total Entertainment		1,900,531

TOTAL COMMUNICATION SERVICES		2,908,934

CONSUMER DISCRETIONARY - 12.2%
Hotels, Restaurants & Leisure - 3.1%
Arcos Dorados Holdings Inc., Class A Shares	98,220	775,938
Elegant Hotels Group PLC	904,330	778,047	(a)
Melco International Development Ltd.	380,479	767,076	(a)
Studio City International Holdings Ltd., ADR	108	1,799	*

Total Hotels, Restaurants & Leisure		2,322,860

Household Durables - 0.7%
JM AB	26,400	514,383	(a)

Internet & Direct Marketing Retail - 0.3%
eDreams ODIGEO SA	73,774	200,783	*(a)

Leisure Products - 1.8%
Honma Golf Ltd.	1,130,450	1,299,911	(a)

Specialty Retail - 1.9%
Kathmandu Holdings Ltd.	416,720	760,137	(a)
Roots Corp.	295,220	681,177	*

Total Specialty Retail		1,441,314

Textiles, Apparel & Luxury Goods - 4.4%
361 Degrees International Ltd.	3,135,210	649,791	(a)
Coats Group PLC	713,020	739,934	(a)
Ted Baker PLC	53,768	1,058,422	(a)
Vulcabras Azaleia SA	453,840	831,391	*

Total Textiles, Apparel & Luxury Goods		3,279,538

TOTAL CONSUMER DISCRETIONARY		9,058,789

CONSUMER STAPLES - 7.4%
Food & Staples Retailing - 1.2%
MARR SpA	36,790	868,509	(a)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Food Products - 3.8%
Nomad Foods Ltd.	51,740	$865,093	*
Origin Enterprises PLC	129,820	851,985	(a)
Thai Union Group PCL, Class F Shares	2,179,520	1,085,847	(a)

Total Food Products		2,802,925

Personal Products - 2.2%
Chlitina Holding Ltd.	123,490	1,022,347	(a)
Ontex Group NV	31,920	652,994	(a)

Total Personal Products		1,675,341

Tobacco - 0.2%
Wismilak Inti Makmur Tbk PT	13,742,776	134,585	*(a)

TOTAL CONSUMER STAPLES		5,481,360

ENERGY - 6.3%
Energy Equipment & Services - 3.3%
Fugro NV	62,200	534,080	*(a)
ShawCor Ltd.	41,710	506,557
Shinko Plantech Co., Ltd.	93,316	983,793	(a)
STEP Energy Services Ltd.	288,530	410,012	*

Total Energy Equipment & Services		2,434,442

Oil, Gas & Consumable Fuels - 3.0%
Avance Gas Holding Ltd.	327,640	472,412	*(a)
Peyto Exploration & Development Corp.	67,090	347,932
QGEP Participacoes SA	273,560	659,946
Soco International PLC	450,180	390,204	(a)
TransGlobe Energy Corp.	199,249	370,710

Total Oil, Gas & Consumable Fuels		2,241,204

TOTAL ENERGY		4,675,646

FINANCIALS - 13.8%
Banks - 5.7%
Atlas Mara Ltd.	84,996	141,125	*(a)
Banca Sistema SpA	430,580	708,486	(a)
Bank Pembangunan Daerah Jawa Timur Tbk PT	14,117,700	677,402	(a)
BAWAG Group AG	20,100	825,479	(a)
Dah Sing Financial Holdings Ltd.	92,700	456,907	(a)
RHB Bank Bhd	556,540	711,349	(a)
San-In Godo Bank Ltd.	59,520	413,894	(a)
Yamanashi Chuo Bank Ltd.	24,570	314,498	(a)

Total Banks		4,249,140

Capital Markets - 6.1%
Anima Holding SpA	155,120	572,736	(a)
BrightSphere Investment Group PLC	53,350	569,778
GCA Corp.	115,687	700,887	(a)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Capital Markets - (continued)
Hellenic Exchanges - Athens Stock Exchange SA	86,990	$368,736	(a)
Ichiyoshi Securities Co., Ltd.	51,450	374,627	(a)
Jafco Co., Ltd.	25,175	796,790	(a)
KIWOOM Securities Co., Ltd.	9,984	696,364	(a)
Warsaw Stock Exchange	45,610	446,368	(a)

Total Capital Markets		4,526,286

Insurance - 2.0%
Just Group PLC	530,510	617,299	(a)
UNIQA Insurance Group AG	95,710	860,540	(a)

Total Insurance		1,477,839

TOTAL FINANCIALS		10,253,265

HEALTH CARE - 3.8%
Biotechnology - 1.4%
Shanghai Haohai Biological Technology Co., Ltd., Class H Shares	201,367	1,000,703	(a)

Health Care Equipment & Supplies - 2.4%
InBody Co., Ltd.	31,573	611,102	(a)
i-SENS Inc.	59,737	1,200,147	(a)

Total Health Care Equipment & Supplies		1,811,249

TOTAL HEALTH CARE		2,811,952

INDUSTRIALS - 27.4%
Air Freight & Logistics - 2.4%
SBS Holdings Inc.	97,664	1,259,044	(a)
Wincanton PLC	170,000	526,537	(a)

Total Air Freight & Logistics		1,785,581

Building Products - 1.9%
China Lesso Group Holdings Ltd.	1,361,420	678,575	(a)
Inwido AB	114,850	719,752	(a)

Total Building Products		1,398,327

Construction & Engineering - 3.0%
China Machinery Engineering Corp., Class H Shares	1,706,002	808,866	(a)
China Railway Construction Corp. Ltd., Class H Shares	590,440	820,069	(a)
YIT OYJ	99,760	582,351	(a)

Total Construction & Engineering		2,211,286

Electrical Equipment - 2.0%
Nexans SA	22,490	622,694	(a)
Vitzrocell Co., Ltd.	88,403	867,251	*(a)

Total Electrical Equipment		1,489,945

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Machinery - 8.4%
CIMC Enric Holdings Ltd.	1,146,774	$869,193	(a)
CRCC High-Tech Equipment Corp. Ltd., Class H Shares	2,855,718	598,596	(a)
Doosan Bobcat Inc.	38,712	1,089,965	(a)
Hyundai Mipo Dockyard Co., Ltd.	8,888	475,331	(a)
Luxfer Holdings PLC	28,950	510,389
Makino Milling Machine Co., Ltd.	29,194	1,026,137	(a)
Meidensha Corp.	36,886	468,077	(a)
Tadano Ltd.	67,111	601,959	(a)
Takeuchi Manufacturing Co., Ltd.	38,887	593,166	(a)

Total Machinery		6,232,813

Marine - 2.0%
D/S Norden A/S	68,470	969,070	*(a)
Star Bulk Carriers Corp.	56,000	511,840	*

Total Marine		1,480,910

Professional Services - 1.2%
Applus Services SA	85,350	944,423	(a)

Road & Rail - 1.2%
Europcar Mobility Group	97,810	878,777	(a)

Trading Companies & Distributors - 2.9%
Lumax International Corp. Ltd.	359,383	727,176	(a)
Nishio Rent All Co., Ltd.	30,148	900,314	(a)
Travis Perkins PLC	38,590	523,618	(a)

Total Trading Companies & Distributors		2,151,108

Transportation Infrastructure - 2.4%
Shenzhen International Holdings Ltd.	470,944	901,490	(a)
Yuexiu Transport Infrastructure Ltd.	1,158,826	879,549	(a)

Total Transportation Infrastructure		1,781,039

TOTAL INDUSTRIALS		20,354,209

INFORMATION TECHNOLOGY - 2.9%
Electronic Equipment, Instruments & Components - 1.7%
Strix Group PLC	409,820	735,610	(a)
Wasion Holdings Ltd.	1,139,226	551,402	(a)

Total Electronic Equipment, Instruments & Components		1,287,012

Semiconductors & Semiconductor Equipment - 0.5%
Ambarella Inc.	11,890	415,912	*

Software - 0.7%
Sinosoft Technology Group Ltd.	1,926,404	503,370	(a)

TOTAL INFORMATION TECHNOLOGY		2,206,294

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
MATERIALS - 13.7%
Chemicals - 3.3%
China Sanjiang Fine Chemicals Co., Ltd.	1,801,940	$429,885	(a)
Nippon Shokubai Co., Ltd.	10,770	683,905	(a)
Okamoto Industries Inc.	18,523	970,824	(a)
Ube Industries Ltd.	18,426	371,349	(a)

Total Chemicals		2,455,963

Construction Materials - 1.1%
Cementir Holding SpA	72,400	426,492	(a)
Wienerberger AG	19,240	396,128	(a)

Total Construction Materials		822,620

Containers & Packaging - 1.8%
Greatview Aseptic Packaging Co., Ltd.	2,496,814	1,359,126	(a)

Metals & Mining - 6.2%
Centamin PLC	534,590	745,211	(a)
Granges AB	62,440	568,731	(a)
IAMGOLD Corp.	148,590	545,295	*
Nippon Light Metal Holdings Co., Ltd.	317,349	639,702	(a)
Novagold Resources Inc.	233,920	928,689	*
OZ Minerals Ltd.	116,450	721,729	(a)
Sherritt International Corp.	1,376,010	453,563	*

Total Metals & Mining		4,602,920

Paper & Forest Products - 1.3%
Duratex SA	303,820	927,353

TOTAL MATERIALS		10,167,982

REAL ESTATE - 7.0%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,021,240	287,533	(a)
Grivalia Properties REIC AE	69,840	665,839	(a)
Mapletree Logistics Trust	711,489	656,943	(a)

Total Equity Real Estate Investment Trusts (REITs)		1,610,315

Real Estate Management & Development - 4.8%
Aroundtown SA	87,760	728,350	(a)
K Wah International Holdings Ltd.	1,266,723	598,502	(a)
publity AG	36,970	845,696	*(a)
Sun Frontier Fudousan Co., Ltd.	101,458	991,372	(a)
Supalai PCL	732,637	409,914	(a)

Total Real Estate Management & Development		3,573,834

TOTAL REAL ESTATE		5,184,149

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY		SHARES	VALUE
UTILITIES - 3.2%
Independent Power and Renewable Electricity Producers - 2.2%
China Datang Corp. Renewable Power Co., Ltd., Class H Shares		6,392,714	$768,593	(a)
Huadian Fuxin Energy Corp. Ltd., Class H Shares		3,420,672	835,718	(a)

Total Independent Power and Renewable Electricity Producers			1,604,311

Water Utilities - 1.0%
China Water Affairs Group Ltd.		707,826	758,655	(a)

TOTAL UTILITIES			2,362,966

TOTAL COMMON STOCKS (Cost - $84,587,184)			75,465,546

INVESTMENTS IN UNDERLYING FUNDS - 1.5%
Dragon Capital - Vietnam Enterprise Investments Ltd., Class C Shares (Cost - $724,408)		191,590	1,112,719	*(a)

	EXPIRATION DATE	RIGHTS
RIGHTS - 0.0%
GVC Holdings PLC Contingent Value Rights (Cost - $1)	12/31/30	713,576	0	*(b)(c)

TOTAL INVESTMENTS - 103.1% (Cost - $85,311,593)			76,578,265
Liabilities in Excess of Other Assets - (3.1)%			(2,316,063)

TOTAL NET ASSETS - 100.0%			$74,262,202

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
REIC	— Real Estate Investment Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$2,290,305	$6,768,484	—		$9,058,789
Consumer Staples	865,093	4,616,267	—		5,481,360
Energy	2,295,157	2,380,489	—		4,675,646
Financials	569,778	9,683,487	—		10,253,265
Industrials	1,022,229	19,331,980	—		20,354,209
Information Technology	415,912	1,790,382	—		2,206,294
Materials	2,854,900	7,313,082	—		10,167,982
Other Common Stocks	—	13,268,001	—		13,268,001
Investments in Underlying Funds	—	1,112,719	—		1,112,719
Rights	—	—	$0	*	0	*

Total Investments	$10,313,374	$66,264,891	$0	*	$76,578,265

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

For the period ended December 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2018, securities valued at $64,769,130 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2019